Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 136.9	$ 718.1	$ 611.2	$ 102.8	$ (133.2)
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities	(2,733.4)	1,643.4	1,659.1	1,655.4	3,377.3
Other-than-temporary impairments	44.8	50.2	52.2	165.4	(44.7)
Pension and other postretirement benefits liability	(10.3)	(11.0)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(2,698.9)	1,682.6	1,689.9	1,899.7	3,328.7
Income tax expense (benefit) related to items of other comprehensive income (loss)	(938.2)	576.1	574.2	278.0	1,012.5
Net change in AOCI, after tax	(1,760.7)	1,106.5	1,115.7	1,621.7	2,316.2
Comprehensive income (loss)	(1,623.8)	1,824.6	1,726.9	1,724.5	2,183.0
Less: Comprehensive income (loss) attributable to the noncontrolling interest	84.5	222.4	138.2	190.9	(10.3)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders	$ (1,708.3)	$ 1,602.2	$ 1,588.7	$ 1,533.6	$ 2,193.3